Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 66,462
Less: Impairment of Capital-work-in-progress	[1],[2]			₨ 12
Add: Impairment reversal of Capital-work-in-progress	[1],[2]	2
Ending Balance		76,886	$ 923	66,462
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		142,313		128,593
Additions		15,702		16,673
Disposals		(2,849)		(4,434)
Effect of changes in foreign exchange rates		513		1,481
Ending Balance		155,679		142,313
Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		85,807		79,729
Depreciation for the year		9,576		8,615
Impairment	[1]	46		44
Disposals		(2,558)		(3,685)
Effect of changes in foreign exchange rates		384		1,104
Ending Balance		93,255		85,807
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		56,506		48,864
Ending Balance		62,424		56,506
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		9,944
Ending Balance		14,460		9,944
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,318		4,233
Additions		25		11
Disposals		(43)		0
Effect of changes in foreign exchange rates		9		74
Ending Balance		4,309		4,318
Land [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		68		64
Depreciation for the year		0		0
Impairment	[1]	0		0
Disposals		0		0
Effect of changes in foreign exchange rates		2		4
Ending Balance		70		68
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,250		4,169
Ending Balance		4,239		4,250
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		29,724		28,422
Additions		3,342		1,852
Disposals		(85)		(844)
Effect of changes in foreign exchange rates		51		294
Ending Balance		33,032		29,724
Buildings [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		13,693		12,282
Depreciation for the year		1,990		1,726
Impairment	[1]	0		0
Disposals		(56)		(526)
Effect of changes in foreign exchange rates		27		211
Ending Balance		15,654		13,693
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		16,031		16,140
Ending Balance		17,378		16,031
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		98,643		87,669
Additions		10,354		12,952
Disposals		(1,852)		(3,002)
Effect of changes in foreign exchange rates		556		1,024
Ending Balance		107,701		98,643
Plant and equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		65,006		60,916
Depreciation for the year		6,322		5,888
Impairment	[1]	43		40
Disposals		(1,702)		(2,644)
Effect of changes in foreign exchange rates		395		806
Ending Balance		70,064		65,006
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		33,637		26,753
Ending Balance		37,637		33,637
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		7,652		6,814
Additions		1,169		1,196
Disposals		(458)		(428)
Effect of changes in foreign exchange rates		6		70
Ending Balance		8,369		7,652
Furniture, fixtures and office equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,044		5,707
Depreciation for the year		858		675
Impairment	[1]	3		4
Disposals		(454)		(398)
Effect of changes in foreign exchange rates		5		56
Ending Balance		6,456		6,044
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,608		1,107
Ending Balance		1,913		1,608
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,976		1,455
Additions		812		662
Disposals		(411)		(160)
Effect of changes in foreign exchange rates		(109)		19
Ending Balance		2,268		1,976
Vehicles [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		996		760
Depreciation for the year		406		326
Impairment	[1]	0		0
Disposals		(346)		(117)
Effect of changes in foreign exchange rates		(45)		27
Ending Balance		1,011		996
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		980		695
Ending Balance		₨ 1,257		₨ 980

[1]	During the year ended March 31, 2022, there was a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount. Accordingly, the Company recognized an impairment loss of the entire carrying value of Rs.2,570 for property, plant and equipment, Rs.89 for capital-work-in-progress and Rs.392 for goodwill. Further impairment losses of Rs.46 and Rs.44 representing the additions made to property, plant and equipment during the years ended March 31, 2024 and 2023, respectively, has been recognized as the recoverable amount continues to be lower than the carrying value. This impairment loss pertains to the Company’s Global Generics Segment.
[2]	Reversal of impairment on capitalization of assets for the Shreveport Cash Generating Unit.